Sale Leaseback (Details Textual)	1 Months Ended								6 Months Ended
	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	May 31, 2017 CNY (¥)	Oct. 31, 2016 CNY (¥)
Machinery equipment [Member]
Sale Leaseback (Textual)
Amount of machinery related to sale leaseback									$ 12,239,859
Sale leaseback arrangement [Member]
Sale Leaseback (Textual)
Security deposit			$ 1,118,315	¥ 7,400,000	$ 534,978	¥ 3,540,000	$ 759,018	¥ 5,022,500
One-time processing fee			33,549	¥ 222,000	16,049	106,200	24,137	¥ 159,716
Recognized deferred gain			$ 419,029		250,702		$ 187,969		$ 250,702		¥ 1,658,918	¥ 2,772,759	¥ 1,658,918	¥ 1,243,810
Sale leaseback transaction, lease terms			On this transaction, which will be amortized over 36 months as an expense.	On this transaction, which will be amortized over 36 months as an expense.			On this transaction, which will be amortized over 24 months as an income.	On this transaction, which will be amortized over 24 months as an income.	The minimum payments for the remaining lease term of 23 months from June 30, 2018 to May 18, 2020.
Unrecognized financing charge			$ 288,428	¥ 1,908,556	100,771	661,811	$ 184,855	¥ 1,223,203
Interest expense									$ 44,950	$ 12,095
Sale leaseback arrangement [Member] | Machinery equipment [Member]
Sale Leaseback (Textual)
Amount of machinery related to sale leaseback			5,591,573		2,674,888		3,795,092					¥ 37,000,000	¥ 17,700,000	¥ 25,112,500
Total lease payment			$ 6,012,612	¥ 39,786,052	$ 2,858,785	¥ 18,916,864	$ 3,953,850	¥ 26,163,022
Security deposit	$ 534,978	¥ 3,540,000
One-time processing fee	$ 16,049	¥ 106,200
Sale leaseback transaction, lease terms	Subsequently leased back the machinery for 36 months.	Subsequently leased back the machinery for 36 months.			Subsequently leased back the machinery for 36 months.	Subsequently leased back the machinery for 36 months.	Subsequently leased back the machinery for 24 months.	Subsequently leased back the machinery for 24 months.
Interest expense									$ 73,757	$ 32,386